Loans and Other Borrowings - Summary of Loans and Other Borrowings (Detail) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about borrowings [line items]
Current	$ 120	$ 126	$ 106
Non-current	2,129	1,893	$ 1,606
Total	2,249	2,019
Unsecured bank loans [member]
Disclosure of detailed information about borrowings [line items]
Current	0
Non-current	0	262
Total	0	262
Finance lease obligations [member]
Disclosure of detailed information about borrowings [line items]
Current	16	16
Non-current	219	215
Total	235	231
GBP400m 3.875% bonds 2022 [member]
Disclosure of detailed information about borrowings [line items]
Current	0
Non-current	509	538
Total	509	538
GBP300m 3.75% bonds 2025 [member]
Disclosure of detailed information about borrowings [line items]
Current	0
Non-current	385	406
Total	385	406
GBP350m 2.125% bonds 2026 [member]
Disclosure of detailed information about borrowings [line items]
Current	0
Non-current	447	472
Total	447	472
EUR500m 2.125% bonds 2027 [member]
Disclosure of detailed information about borrowings [line items]
Current	0
Non-current	569
Total	569
Unsecured bank loans, finance lease obligations, and bonds [member]
Disclosure of detailed information about borrowings [line items]
Current	16	16
Non-current	2,129	1,893
Total	2,145	1,909
Borrowings [member]
Disclosure of detailed information about borrowings [line items]
Current	104	110
Non-current	0
Total	104	110
Sterling [member]
Disclosure of detailed information about borrowings [line items]
Current	0
Non-current	1,341	1,416
Total	1,341	1,416
US dollars [member]
Disclosure of detailed information about borrowings [line items]
Current	110	124
Non-current	219	477
Total	329	601
Euros [member]
Disclosure of detailed information about borrowings [line items]
Current	8	2
Non-current	569
Total	577	$ 2
Other currencies [member]
Disclosure of detailed information about borrowings [line items]
Current	2
Non-current	0
Total	$ 2